TRADE AND OTHER RECEIVABLES - Movement in the allowance for impairment in respect of trade and other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	R (4.9)	R (9.2)
Credit loss allowance/impairments recognised included in operating costs	(0.2)	(3.1)
Credit loss allowance/impairments reversed included in operating costs	0.4	5.3
Credit loss allowance written off against related receivable	2.1	5.3
Closing balance	R (2.6)	(4.9)
Financial Effect Of Changes In Accounting Policy [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		(3.2)
In accordance with IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		R (12.4)